4. LONG-TERM INVESTMENTS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
LONG-TERM INVESTMENTS
Loss in joint venture	$ (1,012,156)	$ (2,397,085)
Accrued interest expense	$ 229,359	$ 151,952